UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) ( Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 63.34%

Corporate Bonds - Domestic — 58.34%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$894,142
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	330,993
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,146,739
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	86,819
Anthem, Inc., 2.375%, 2/15/2017	500,000	503,747
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	251,489
Associates Corp of North America, 6.950%, 11/1/2018	200,000	222,741
Bank of America Corp., 6.875%, 4/25/2018	500,000	546,108
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,072,116
BB&T Corp., 1.450%, 1/12/2018	500,000	502,076
BlackRock, Inc., 5.000%, 12/10/2019	500,000	560,238
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	530,406
CareFusion Corp., 1.450%, 5/15/2017	310,000	310,561
Celgene Corp., 3.625%, 5/15/2024	500,000	521,591
Citigroup, Inc., 5.375%, 8/9/2020	550,000	617,784
CVS Health Corp., 5.750%, 6/1/2017	400,000	417,199
CVS Health Corp., 1.900%, 7/20/2018	680,000	690,633
CVS Health Corp., 4.750%, 5/18/2020	225,000	251,255
Diamond 1 Finance Corp / Diamond 2 Finance Corp, 5.450%, 6/15/2023 (a)	400,000	415,615
Discover Financial Services, 5.200%, 4/27/2022	475,000	521,716
Fifth Third Bank/Cincinnati OH, 2.250%, 6/14/2021	400,000	406,519
Ford Motor Credit Co LLC, 3.000%, 6/12/2017	900,000	913,920
General Electric Capital Corp., 6.000%, 8/7/2019	150,000	171,902
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,141,091
Goldman Sachs Group, Inc./The, Series D, 6.000%, 6/15/2020	400,000	456,820
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	180,011
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	260,200
Intuit, Inc., 5.750%, 3/15/2017	250,000	258,183
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,310,392
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	671,574
Keycorp, 2.300%, 12/13/2018	680,000	691,477
Lazard Group LLC, 6.850%, 6/15/2017	50,000	52,300
McDonald’s Corp, 3.700%, 1/30/2026	98,000	106,093
MetLife, Inc., Series A, 6.817%, 8/15/2018	510,000	569,561
Morgan Stanley, 5.500%, 7/28/2021	656,000	749,908
National Oilwell Varco Inc., 2.600%, 12/1/2022	450,000	420,219
PNC Bank NA, 1.300%, 10/3/2016	250,000	250,265
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	464,376
Schlumberger Investment , 3.650%, 12/1/2023	450,000	483,519
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	421,591
Synchrony Financial, 3.750%, 8/15/2021	500,000	518,551
Time Warner, Inc., 3.400%, 6/15/2022	800,000	847,351
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	606,197
Viacom, Inc., 3.875%, 12/15/2021	800,000	845,117
Wells Fargo & Co, 2.550%, 12/7/2020	500,000	514,892
Wells Fargo & Co., 5.625%, 12/11/2017	200,000	212,660

Total Corporate Bonds Domestic (Cost $24,048,128)		23,918,657

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

June 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - Australia — 0.95%
Westpac Banking Corp., 4.875%, 11/19/2019	$350,000	$387,401

Corporate Bonds - Canada — 1.15%
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	33,682
Encana Corp., 3.900%, 11/15/2021	450,000	437,514

		471,196

Corporate Bond - Isle of Man — 0.87%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	358,313

Corporate Bonds - Netherlands — 1.10%
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	449,026

Corporate Bonds - United Kingdom — 0.93%
Rio Tinto Finance USA PLC, 2.250%, 12/14/2018	375,000	383,239

Total Corporate Bonds — Foreign (Cost $1,156,801)		2,049,175

Total Corporate (Cost $25,204,929)		25,967,832

U.S. Treasury Obligations — 25.71%

United States Treasury Note, 2.625%, 11/15/2020	60,000	64,298
United States Treasury Note, 2.250%, 7/31/2021	775,000	821,333
United States Treasury Note, 1.750%, 4/30/2022	1,000,000	1,033,418
United States Treasury Note, 2.500%, 8/15/2023	500,000	541,758
United States Treasury Note, 2.750%, 2/15/2024	4,160,000	4,592,981
United States Treasury Note, 2.250%, 11/15/2024	300,000	320,074
United States Treasury Note, 2.000%, 2/15/2025	400,000	418,586
United States Treasury Note, 2.125%, 5/15/2025	1,650,000	1,743,199
United States Treasury Note, 1.625%, 2/15/2026	995,000	1,006,233

Total U.S. Treasury Obligations (Cost $10,082,946)		10,541,880

U.S. Government Agencies — 3.91%

Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	201,668
Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	600,174
Federal National Mortgage Association, 1.500%, 3/30/2026	800,000	801,306

Total U.S. Government Agencies (Cost $1,597,798)		1,603,148

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

June 30, 2016 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Mortgage Backed Agencies — 4.64%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	$33,969	$37,831
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	25,652	28,476
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	24,507	27,272
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	46,044	52,124
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	67,634	78,224
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	18,654	20,976
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	526,054	565,829
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	375,687	397,930
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	667,348	694,316

Total U.S. Government Mortgage Backed Agencies (Cost $1,837,712)		1,902,978

Preferred Stocks — 0.13%
	Shares
Federal National Mortgage Association, Series S, 8.250%	12,000	53,640

Total Preferred Stocks (Cost $300,000)		53,640

Money Market Securities — 1.50%

Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (b)	612,186	612,186

Total Money Market Securities (Cost $612,186)		612,186

Total Investments – 99.23% (Cost $39,635,571)		40,681,664

Other Assets in Excess of Liabilities – 0.77%		317,589

NET ASSETS – 100.00%		$40,999,253

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2016.

At June 30, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Unrealized appreciation	$1,312,128
Unrealized depreciation	(266,035)

Net unrealized appreciation	$1,046,093

Aggregate cost of securities for federal income tax purposes	$39,635,571

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

June 30, 2016

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Financial Counselors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2016

(Unaudited)

by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government agencies and U.S. government mortgage backed agencies, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate fair market value.. These securities will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fairvalue pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2016

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Valuation Inputs
Assets	Level 1 -	Level 2 -	Level 3 -	Total
Domestic Corporate Bonds	$—	$23,918,657	$—	$23,918,657
Foreign Corporate Bonds	—	2,049,175	—	2,049,175
U.S. Treasury Obligations	—	10,541,880	—	10,541,880
U.S. Government Agencies	—	1,603,148	—	1,603,148
U.S. Government Mortgage Backed Agencies	—	1,902,978	—	1,902,978
Preferred Stocks	53,640	—	—	53,640
Money Market Securities	612,186	—	—	612,186

Total	$665,826	$40,015,838	$—	$40,681,664

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended June 30, 2016, the Fund had no transfers between Levels.

IRON Strategic Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Convertible Notes — 10.08%

Convertible Notes - Domestic — 9.75%
Ares Capital Corp., 4.750%, 1/15/2018	$500,000	$519,687
Brookdale Senior Living, Inc., 2.750%, 6/15/2018	500,000	490,313
Ciena Corp., 3.750%, 10/15/2018 (a)	500,000	585,937
Cornerstone OnDemand, Inc., 1.500%, 7/1/2018	500,000	515,937
Finisar Corp., 0.500%, 12/15/2033	500,000	483,438
HealthSouth Corp., 2.000%, 12/1/2043	500,000	585,937
Hologic, Inc., 0.000%, 12/15/2043	500,000	608,125
IAS Operating Partnership LP, 5.000%, 3/15/2018 (a)	500,000	488,750
Insulet Corp., 2.000%, 6/15/2019	500,000	476,250
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	500,000	503,750
Macquarie Infrastructure Corp., 2.875%, 7/15/2019	500,000	573,437
Medidata Solutions, Inc., 1.000%, 8/1/2018	500,000	544,375
Meritage Homes Corp., 1.875%, 9/15/2032	500,000	499,687
Molina Healthcare, Inc., 1.625%, 8/15/2044	500,000	545,312
National Health Investors, Inc., 3.250%, 4/1/2021	500,000	554,375
NetSuite, Inc., 0.250%, 6/1/2018	500,000	492,188
NRG Yield, Inc., 3.500%, 2/1/2019 (a)	500,000	487,813
Nuance Communications, Inc., 2.750%, 11/1/2031	500,000	505,625
Old Republic International Corp., 3.750%, 3/15/2018	500,000	641,250
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	512,500
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	537,500
SEACOR Holdings, Inc., 3.000%, 11/15/2028	500,000	402,500
Starwood Property Trust, Inc., 4.000%, 1/15/2019	500,000	529,062
Synchronoss Technologies, Inc., 0.750%, 8/15/2019	500,000	497,187
Vector Group Ltd., 1.750%, 4/15/2020 (b)	500,000	556,875
Viavi Solutions, Inc., 0.625%, 8/15/2033	500,000	489,688
Vipshop Holdings Ltd., 1.500%, 3/15/2019	500,000	493,750
Web.com Group, Inc., 1.000%, 8/15/2018	500,000	462,188
WebMD Health Corp., 2.500%, 1/31/2018	500,000	551,875

		15,135,311

Convertible Notes - Mexico — 0.33%
Cemex SAB de CV, 3.750%, 3/15/2018 (c)	500,000	515,625

Total Convertible Notes (Cost $15,389,053)		15,650,936

U.S. Treasury Obligations — 5.25%

United States Treasury Bill, 0.000%, 7/21/2016	8,000,000	7,999,224
United States Treasury Bill, 0.000%, 9/22/2016	150,000	149,918

Total U.S. Treasury Obligations (Cost $8,149,063)		8,149,142

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Mutual Funds — 46.46%

American Beacon SiM High Yield Opportunities Fund	300,592	$2,783,477
BlackRock High Yield Portfolio - BlackRock Class	225,407	1,654,491
Columbia High Yield Bond Fund - Class R5	1,528,967	4,326,976
Columbia Income Opportunities Fund	312,175	2,984,391
Deutsche High Income Fund - Institutional Class	420,541	1,900,843
Eaton Vance High Income Opportunities Fund - Class I	1,526,928	6,672,674
Eaton Vance Income Fund of Boston - Institutional Class	982,838	5,484,235
Federated Institutional High-Yield Bond Fund - Institutional Class	708,508	6,759,170
Janus High-Yield Fund - Class I	185,625	1,516,555
Lazard US Corporate Income Portfolio	520,833	2,494,792
Lord Abbett High Yield Fund - Class I	244,414	1,764,666
MainStay High Yield Corporate Bond Fund - Class I	900,901	5,000,000
PIA High Yield Fund	101,937	1,000,000
PIMCO High Yield Fund - Institutional Class	583,657	4,978,598
Principal High Yield Fund - Institutional Class	40,072	279,300
Prudential High Yield Fund - Class Q	1,668,722	8,794,166
Vanguard High-Yield Corporate Fund - Admiral Shares	1,186,749	6,764,468
Voya High Yield Bond Fund	770,716	5,988,462
Voya High Yield Portfolio – Institutional Class	102,881	1,000,000

Total Mutual Funds (Cost $72,154,747)		72,147,264

Exchange-Traded Funds — 15.79%

Direxion Daily 20 Year Plus Treasury Bear 3x Shares	17,187	288,054
iShares 0-5 Year High Yield Corporate Bond ETF	16,400	759,976
iShares iBoxx $ High Yield Corporate Bond ETF	45,000	3,811,050
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	27,950	2,706,678
PowerShares Fundamental High Yield Corporate Bond Portfolio (d)	421,519	7,755,950
ProShares Short High Yield	39,303	1,030,918
ProShares UltraShort 20+ Year Treasury	2,920	92,535
ProShares UltraShort Lehman 7-10 Year Treasury	19,427	387,180
SPDR Barclays High Yield Bond ETF	120,000	4,284,000
SPDR Barclays Intermediate Term Treasury ETF	46,295	2,854,087
SPDR Barclays Long Term Treasury ETF	6,839	545,889

Total Exchange-Traded Funds (Cost $24,444,124)		24,516,317

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 46.79%

Federated Treasury Obligations Fund, Institutional Class - Institutional Shares, 0.24% (e)	17,933,034	$17,933,034
Fidelity Institutional Money Market Treasury Only - Class I, 0.16% (e)	17,933,034	17,933,034
First American Treasury Obligations Fund - Class Z, 0.23% (e) (f)	18,866,784	18,866,784
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.24% (e)	17,933,034	17,933,034

Total Money Market Securities (Cost $72,665,886)		72,665,886

Total Investments – 124.37% (Cost $192,802,873)		193,129,545

Liabilities in Excess of Other Assets – (24.37)%		(37,842,927)

NET ASSETS – 100.00%		$155,286,618

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2016.
(c)	Foreign corporate bond denominated in U.S. dollars.
(d)	All or a portion of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $916,320.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2016.
(f)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of June 30, 2016.

Schedule of Open Futures Contracts			June 30, 2016
	Number of Contracts Long/ (Short)	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Expires September 2016	(4)	$(531,938)	$6

At June 30, 2016, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	1,124,616
Gross unrealized depreciation	(2,529,837)

Net unrealized depreciation on investments	$(1,405,221)

Aggregate cost of securities for federal income tax purposes	$193,069,078

See accompanying notes which are an integral part of this schedule of investments.

IRON Equity Premium Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 98.94%

SPDR S&P500 ETF Trust (a)	22,500	$4,714,425

Total Exchange-Traded Funds (Cost $4,665,970)		4,714,425

Money Market Securities — 4.49%

Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.20% (b)	214,048	214,048

Total Money Market Securities (Cost $214,048)		214,048

Total Investments – 103.43% (Cost $4,880,018)		4,928,473

Liabilities in Excess of Other Assets – (0.25)%		(11,916)

Written Call Options – (3.18)% (Premium Received $54,325)		(151,425)

NET ASSETS – 100.00%		$4,765,132

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2016.

IRON Equity Premium Income Fund

Schedule of Written Options

June 30, 2016 (Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options — (3.18)%

SPDR S&P 500 ETF Trust/July 2016/Strike Price $204.00 (a)	(225)	$(151,425)

Total Written Call Options (Premiums Received $54,325)		$(151,425)

(a)	The call contract has a multiplier of 100 shares.

At June 30, 2016, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$48,455
Gross unrealized depreciation	(97,100)

Net unrealized depreciation on investments	$(48,645)

Aggregate cost of securities for federal income tax purposes	$4,825,693

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

June 30, 2016

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Iron Financial, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Funds invest in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, convertible notes and U.S. Treasury Obligations, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invests in may default or otherwise cease to have market quotations readily available.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ investments as of June 30, 2016:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	$—	$15,650,936	$—	$15,650,936
U.S. Treasury Obligations	—	8,149,142	—	8,149,142
Mutual Funds	72,147,264	—	—	72,147,264
Exchange-Traded Funds	24,516,317	—	—	24,516,317
Money Market Securities	72,665,886	—	—	72,665,886

Total	$169,329,467	$23,800,078	$—	$193,129,545

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	$6	$—	$—	$6

Total	$6	$—	$—	$6

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,714,425	$—	$—	$4,714,425
Money Market Securities	214,048	—	—	214,048

Total	$4,928,473	$—	$—	$4,928,473

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(151,425)	$—	$—	$(151,425)

Total	$(151,425)	$—	$—	$(151,425)

*	See schedule of investments for additional country information related to convertible notes.
**	Reflects net appreciation as of June 30, 2016.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2016.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of June 30, 2016, the Strategic Income Fund loaned securities having a fair value of $916,320 and received $933,750 of cash collateral for the loan from the following counterparties: Merrill Lynch Pierce Fenner & Smith, Inc. and J.P. Morgan Clearing Corp. This cash was invested in money market securities.

Appleseed Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 68.02%

Business Services — 1.67%
Yusen Logistics Co. Ltd. (a)	322,600	$3,194,869

Consumer Discretionary — 10.71%
adidas AG (a)	17,000	2,425,927
Bayerische Motoren Werke AG (a)	77,500	5,664,432
DSW, Inc., Class A	314,800	6,667,464
Hyundai Home Shopping Network Corp. (a)	51,933	5,725,998

		20,483,821

Consumer Staples — 6.56%
Female Health Co./The *	39,773	50,114
United Natural Foods, Inc. (b)*	267,160	12,503,088

		12,553,202

Financials — 9.89%
Jones Lang LaSalle, Inc.	68,965	6,720,639
Oaktree Capital Group LLC	178,665	7,997,045
Sberbank of Russia PJSC ADR (a)	379,824	3,315,864
Willis Towers Watson PLC (a)	7,172	891,551

		18,925,099

Health Care — 0.03%
Joint Corp./The *	30,000	60,900

Industrials — 13.36%
Aggreko PLC (a)	336,354	5,746,336
Air Lease Corp.	226,016	6,052,708
OKUMA Corp.	411,000	2,664,149
Titan International, Inc.	961,276	5,959,911
Toyo Tanso Co. Ltd. (a)	401,900	5,135,889

		25,558,993

Information Technology — 7.64%
Samsung Electronics Co. Ltd. (a)	5,500	6,804,271
ScanSource, Inc. *	69,550	2,581,001
Syntel, Inc. *	115,355	5,220,967

		14,606,239

Materials — 4.17%
Mosaic Co./The	241,592	6,324,879
Rentech, Inc. *	691,913	1,660,591

		7,985,470

Pharmaceuticals — 1.59%
Novartis AG ADR (c)	36,750	3,032,243

Real Estate Investment Trusts — 3.00%
Equity Commonwealth	196,699	5,729,842

Telecommunication Services — 9.40%
China Mobile Ltd ADR (a)	64,120	3,712,548
SK Telecom Co., Ltd. ADR (a)	371,729	7,776,571
Verizon Communications, Inc. (c)	116,065	6,481,070

		17,970,189

Total Common Stocks (Cost $131,464,116)		130,100,867

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

June 30, 2016 (Unaudited)

	Shares	Fair Value
Closed-End Trusts — 14.66%

Sprott Physical Gold Trust (a) (d) *	2,554,371	$28,046,994

Total Closed-End Trusts (Cost $25,572,762)		28,046,994

U.S. Government Securities — 7.34%

	Principal Amount
United States Treasury Note, 0.88%, 4/30/2017	$3,500,000	3,511,070
United States Treasury Note, 0.63%, 7/31/2017	3,500,000	3,503,896
United States Treasury Note, 0.75%, 10/31/2017	3,500,000	3,508,957
United States Treasury Note, 0.88%, 1/15/2018	3,500,000	3,516,201

		14,040,124

Total U.S. Government Securities (Cost $14,014,470)		14,040,124

Corporate Bonds — 4.52%

Financials — 1.59%
Western Union Co./The, 5.93%, 10/1/2016	3,000,000	3,029,523

Pharmaceuticals — 2.93%
Teva Pharmaceutical Finance IV BV, 2.88%, 4/15/2019 (a)	2,900,000	3,448,736
Teva Pharmaceutical Industries Ltd., 2.40%, 11/10/2016 (a)	2,145,000	2,155,989

		5,604,725

Total Corporate Bonds (Cost $8,613,972)		8,634,248

Foreign Government Bonds — 2.42%

Singapore Government Bond, 2.50%, 6/1/2019 (e)	6,000,000	4,628,724

Total Foreign Government Bonds (Cost $4,959,301)		4,628,724

Certificates of Deposit — 1.45%

Beneficial Bank, 0.15%, 7/18/2016	250,000	250,000
Community Bank, 0.25%, 8/6/2016	250,000	250,000
Community Bank, 0.75%, 9/22/2016 (f)	1,015,071	1,015,071
Self-Help Federal Credit Union, 0.25%, 8/28/2016	250,000	250,000
Spring Bank 0.90%, 9/30/2017	250,000	250,000
Sunrise Bank, 0.12%, 7/3/2016	250,000	250,000
Sunrise Bank 0.05%, 9/29/2016 (f)	500,936	500,936

		2,766,007

Total Certificates of Deposit (Cost $2,766,007)		2,766,007

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

June 30, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 1.63%

Dreyfus Treasury Securities Cash Management, 0.01% (d)	2	$2
Federated Government Obligations Fund, 0.23% (g)	3,112,936	3,112,936

		3,112,938

Total Money Market Securities (Cost $3,112,938)		3,112,938

Total Investments - Long - 100.04% (Cost $190,503,566)		191,329,902

Total Investments - Short – (4.23)% (Proceeds Received $7,695,043)		(8,088,939)

Total Written Options – (0.08)% (Premiums Received $99,628)		(150,000)

Other Assets in Excess of Liabilities – 4.27%		8,172,959

NET ASSETS – 100.00%		$191,263,922

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2016 was $8,124,851.
(d)	Passive Foreign Investment Company
(e)	Foreign-denominated security. Principal amount is reported in Singapore Dollars.
(f)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

At June 30, 2016, the appreciation (depreciation) of investments, including securities sold short and futures contracts for federal income tax purposes, was as follows:

Unrealized appreciation	$16,889,351
Unrealized depreciation	(16,826,172)

Net unrealized appreciation on investments	$63,179

Aggregate cost of securities for federal income tax purposes	$182,276,605

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

June 30, 2016 (Unaudited)

Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures Contract September 2016	56	$7,807,876	$(456,033)

TOTAL FUTURES CONTRACTS	56		$(456,033)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

June 30, 2016 (Unaudited)

Common Stocks -Short- (4.23%)	Shares	Fair Value

Consumer Discretionary - (2.43%)
Alibaba Group Holdings Ltd. (a)	(16,400)	$(1,304,292)
Mobileye NV	(20,000)	(922,800)
Under Armour, Inc., Class A	(38,500)	(1,545,005)
Under Armour, Inc., Class C	(23,666)	(861,442)

		(4,633,539)

Information Technology - (0.50%)
ViaSat Inc.	(13,500)	(963,900)

Telecommunication Services - (1.30%)
Sprint Corp.	(550,000)	(2,491,500)

TOTAL COMMON STOCKS - SHORT- (Proceeds Received $7,695,043)		$(8,088,939)

(a)	Foreign security denominated in U.S. dollars.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Written Options

June 30, 2016 (Unaudited)

Written Call Options - (0.08%)	Outstanding Contracts	Fair Value

United Natural Foods, Inc./August 2016/ Strike Price $45.00 (a)	(500)	$(150,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $99,628)		$(150,000)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2016

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements –Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Pekin Singer Strauss Asset Management (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Funds. These securities are categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign government bonds and U.S. Government Securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate fair market value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally valued using the closing price based on quoted data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2016:

	Valuation Inputs
Assets	Level 1 -	Level 2 -	Level 3 -	Total
Common Stocks*	$130,100,867	$—	$—	$130,100,867
Closed-End Trusts	28,046,994	—	—	28,046,994
U.S. Government Securities		14,040,124		14,040,124
Corporate Bonds*	—	8,634,248	—	8,634,248
Foreign Government Bonds	—	4,628,724	—	4,628,724
Certificates of Deposit	—	2,766,007	—	2,766,007
Money Market Securites	3,112,938	—	—	3,112,938
Futures Contracts**	(456,033)	—	—	(456,033)

Total	$160,804,766	$30,069,103	$—	$190,873,869

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the gross unrealized depreciation of the futures contracts.

	Valuation Inputs
Liabilities	Level 1 -	Level 2 -	Level 3 -	Total
Short Common Stocks*	$(8,088,098)	$—	$—	$(8,088,098)
Written Option Contracts	(150,000)	—	—	(150,000)

Total	$(8,238,098)	$—	$—	$(8,238,098)

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2016.

Currency Futures Contracts – The Fund entered into currency futures contracts to hedge its foreign currency exposure during the fiscal period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of June 30, 2016 is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Spouting Rock/Convex Dynamic Global Macro Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 90.90%

Consumer Discretionary Select Sector SPDR Fund	981	$76,567
Consumer Staples Select Sector SPDR Fund	1,442	79,526
Energy Select Sector SPDR Fund	830	56,639
Health Care Select Sector SPDR Fund	1,524	109,301
Industrial Select Sector SPDR Fund	2,163	121,042
iShares 1-3 Year Treasury Bond ETF	4,037	344,437
iShares 7-10 Year Treasury Bond ETF	5,069	572,645
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,156	141,876
Materials Select Sector SPDR Fund	1,147	53,152
Powershares QQQ Trust Series 1	946	101,733
Schwab US Small-Cap ETF	448	24,205
SPDR Dow Jones International Real Estate ETF	1,133	46,974
SPDR S&P500 ETF Trust	753	157,776
Technology Select Sector SPDR Fund	1,938	84,032
Utilities Select Sector SPDR Fund	1,315	68,998
Vanguard Intermediate-Term Bond ETF	2,120	186,708
Vanguard Mid-Cap ETF	821	101,500
Vanguard Mid-Cap Growth ETF	685	69,795
Vanguard Mid-Cap Value ETF	664	59,149
Vanguard REIT ETF	559	49,567
Vanguard Short-Term Corporate Bond ETF	2,469	199,594
Vanguard Small-Cap Growth ETF	252	31,223
Vanguard Small-Cap Value ETF	407	42,882
Vanguard Value ETF	866	73,601

Total Exchange-Traded Funds (Cost $2,751,570)		2,852,922

Money Market Securities — 9.72%

Fidelity Institutional Money Market Portfolio, Institutional Class, 0.46% (a)	305,059	305,059

Total Money Market Securities (Cost $305,059)		305,059

Total Investments – 100.62% (Cost $3,056,629)		3,157,981

Liabilities in Excess of Other Assets – (0.62)%		(19,462)

NET ASSETS – 100.00%		$3,138,519

(a)	Rate disclosed is the seven day effective yield as of June 30, 2016.

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2016, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Unrealized appreciation	$112,160
Unrealized depreciation	(246)

Net unrealized appreciation on investments	$111,914

Aggregate cost of securities for federal income tax purposes	$3,046,067

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments

June 30, 2016

(Unaudited)

The Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Spouting Rock Fund Management (the “Adviser”) or Convex Capital Management, LLC (“Convex” or the “Sub-Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available or when the Adviser or sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments - continued

June 30, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,852,922	$—	$—	$2,852,922
Money Market Securities	305,059	—	—	305,059

Total	$3,157,981	$—	$—	$3,157,981

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date	8/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date	8/26/16

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/26/16